Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital
Schedule of changes in share capital
	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$

Balance, December 31, 2020	72	151,588	19,161,620	103,056,538	6,749,109	4,968,958
Shares issued [a]	—	—	15,480,462	38,341,407	—	—
Share-based payments [b]	—	—	1,462,558	3,751,412	100,000	98,513
Share cancellation [b]	—	—	(156,278)	—	—	—
Lucid acquisition [c]	—	—	4,502,392	7,023,732	112,162	70,563
Warrants expired	—	—	—	—	(4,476)	(617)
Balance, December 31, 2021	72	151,588	40,450,754	152,173,089	6,956,795	5,137,417
Share repurchase [d]	—	—	(1,999,800)	(7,523,117)	—	—
Share-based payments [e]	—	—	158,144	169,500	—	—
Share cancellation [f]	—	—	(504,888)	(1,752,090)	—	—
PSU converted to shares	—	—	400,000	191,590	—	—
Warrants expired	—	—	—	—	(474,702)	(2,995,017)
Balance, December 31, 2022	72	151,588	38,504,210	143,258,972	6,482,093	2,142,400
Plan of arrangement [k]	—	34	23	—	—	—
Share repurchase [g]	—	—	(1,904,700)	(7,165,356)	—	—
Share-based payments [j]	—	—	36,086	36,000	—	—
Share options exercised [i]	—	—	21,000	33,247	—	—
PSU converted to shares	—	—	2,720,104	1,464,000	—	—
Warrants issued [h]	—	—	—	—	3,975,000	1,372,763
Warrants expired	—	—	—	—	(133,050)	(791,807)
Balance, December 31, 2023	72	151,622	39,376,723	137,626,863	10,324,043	2,723,356

Schedule of changes in warrants outstanding and weighted average exercise price
	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2020	6,749,109	5.62
Issued	212,162	1.93
Expired	(4,476)	5.43
Outstanding as at December 31, 2021	6,956,795	5.50
Expired	(474,702)	8.54
Outstanding as at December 31, 2022	6,482,093	5.48
Issued	3,975,000	4.55
Expired	(133,050)	4.01
Outstanding as at December 31, 2023	10,324,043	5.05

Schedule of fair value assumptions of warrants outstanding
	2023	2021
Grant date share price	C$1.44 - C$2.29	C$2.00 - C$2.04
Exercise price	C$1.50 - C$10.82	C$1.53 - C$2.50
Expected dividend yield	—	—
Risk free interest rate	3.08% - 4.26%	0.43% - 0.46%
Expected life	0.75 - 5 years	1.19 - 2 years
Expected volatility	64% - 109%	88% - 129%

Schedule of number of warrants outstanding and exercise price
		Exercise price	Number outstanding
Expiry Date		C$	#
March 14, 2024	(i)	2.45	200,000
March 14, 2024	(i)	5.63	100,000
March 14, 2024	(i)	10.58	200,000
March 30, 2024	(i)	1.98	300,000
March 30, 2024	(i)	3.97	250,000
March 30, 2024	(i)	5.95	250,000
May 24, 2024	(i)	1.98	50,000
February 27, 2025	(i)	2.31	400,000
February 27, 2025	(i)	5.29	400,000
February 27, 2025	(i)	10.58	200,000
March 15, 2025		1.50	37,500
March 15, 2025		3.00	37,500
March 23, 2025		1.50	50,000
March 24, 2025	(i)	2.31	400,000
March 24, 2025	(i)	5.29	400,000
March 24, 2025	(i)	10.58	200,000
May 4, 2025		26.73	3,730
May 10, 2025		26.73	1,865
May 17, 2025		26.73	3,730
May 31, 2025		26.73	1,865
June 8, 2025		9.65	1,500,000
August 6, 2025	(i)	5.63	1,381,215
October 20, 2025	(i)	3.44	3,454,543
January 16, 2026		26.73	1,722
January 20, 2026		26.73	373
May 15, 2028		1.50	500,000
		5.05	10,324,043
		Exercise price	Number outstanding
Expiry Date		C$	#
May 20, 2023		16.08	7,311
June 23, 2023		2.50	100,000
July 24, 2023		13.07	3,357
September 11, 2023		5.43	22,382
May 4, 2025		26.73	3,730
May 10, 2025		26.73	1,865
May 17, 2025		26.73	3,730
May 31, 2025		26.73	1,865
June 8, 2025		9.65	1,500,000
August 6, 2025	(i)	5.77	1,381,215
October 20, 2025	(i)	3.52	3,454,543
January 16, 2026		26.73	1,722
January 20, 2026		26.73	373
		5.48	6,482,093
		Exercise price	Number outstanding
Expiry Date		C$	#
May 24, 2022		18.09	163,535
September 15, 2022		4.42	199,005
November 30, 2022		1.21	46,242
December 31, 2022		2.43	65,920
May 20, 2023		16.08	7,311
June 23, 2023		2.50	100,000
July 24, 2023		13.07	3,357
September 11, 2023		5.43	22,382
May 4, 2025		26.73	3,730
May 10, 2025		26.73	1,865
May 17, 2025		26.73	3,730
May 31, 2025		26.73	1,865
June 8, 2025		9.65	1,500,000
August 6, 2025	(i)	5.40	1,381,215
October 20, 2025	(i)	3.30	3,454,543
January 16, 2026		26.73	1,722
January 30, 2026		26.73	373
		5.50	6,956,795